DREYFUS DISCIPLINED STOCK FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:

    We are pleased to report that the performance of the Dreyfus Disciplined
Stock Fund kept pace with the strong results of the Standard & Poor's 500
Composite Stock Price Index ("S&P 500 Index") for the 12-month period ended
October 31, 1997, as shown in the following table:
                                                                                                 Total Return*
                                                                                                 ____________
            Institutional Shares                                                                     32.12%
            Retail Shares                                                                            32.32%
            S&P 500 Index**                                                                          32.10%

Economic Review
    The U.S. economy has registered a step-up in growth in 1997 and incoming evidence suggests that momentum is still building. Stronger growth this year has helped keep corporate profits buoyant despite a substantially tighter labor market. This is because nationwide shortages of labor have so far not generated much wage inflation. Moreover, price inflation has decelerated markedly during the year suppressed by the strong dollar, import competition and continued disinflation in health care.
    Although the Federal Reserve Board (the "Fed") has held a tightening bias since mid-1996, the central bank has raised interest rates only once this year. Expectations for further hikes have been continually postponed. They were first dampened by the surprising drop in this year's price inflation, and more recently by unfolding crises in foreign economies. Both events have helped to cap short-term rates and to pull long-term interest rates lower since the spring.
    Real Gross Domestic Product growth accelerated to about 4% this year from 3% in 1996. Virtually all economic sectors have been strong so far. Consumer spending has been supported by rising real incomes. Capital spending has been very robust and incoming orders imply continued strength. Even housing demand has reached new highs. Most incoming signals support sustained growth. The exception is that exporters' new orders have marginally slowed in recent months, indicating that economic turmoil overseas may be impacting this sector. By contrast, imports have been very robust and, if their growth is sustained, could help mitigate the economic weakness abroad.
    Overall corporate profits have continued to trend higher, although some companies have been hurt by events overseas and the stronger dollar. Domestically generated profits have typically remained solid, helped by strong growth and contained wages.
Market Overview
    Even though the equity markets stumbled badly in late October, the fiscal year ended October 31, 1997 saw solid gains. For the same 12-month period, measured by price changes alone, excluding income, the Dow Jones Industrial Average gained 23.58%, the S&P 500 Index 29.96%, the Nasdaq Composite 30.43% and the Russell 2000 Index, 27.52%. These gains were after the drop of the last week in October, and before counting the rebound that occurred in the first week of November.
    In retrospect, it is apparent that stock valuations had been riding for a fall. There was weakness in March when the Fed raised interest rates for the first time in two years. By early summer, equity prices recovered and soared to new highs. Then, however, some nervousness set in, related mainly to concern about high stock valuations and fears of another Fed move to cool off the bubbling economy. Weakness was apparent mainly in large capitalized companies, while smaller companies, such as those listed in the Russell 2000 Index, gained ground.
    As autumn leaves began to turn, the stock market as a whole regained its wind - but not for long. The relatively high valuations that had prevailed were vulnerable to any major unpleasant surprise. That came in late October from an unexpected source - the Far East. Severe market setbacks in Hong Kong and Southeast Asia, together with drops in their foreign exchange rates, triggered the fall in the U.S. market.
    Richard Hoey, Chief Economist for The Dreyfus Corporation, reviewing the recent events, said that the U.S. stock market had a selling panic, followed by a buying panic. The underlying logic of it all was valuation, he observed.
    When the Dow Jones index peaked at above 8200 in early August, the stock market was simply discounting favorable U.S. fundamentals into high stock prices, said Hoey. The financial crisis in Asia was the trigger for a correction of the major problem for the U.S. stock market: high valuation.
    The market drop in Asia was caused by serious fundamental problems of excess productive capacity, overvalued real estate and a banking system crisis. European markets, of course, reacted to the Asian weakness, but less severely because their economies are more stable. In the U.S., the sharp price drop, followed by a vigorous rebound, reflected an economy with much greater underlying strength.
    The influx of investors into stocks when prices dipped was a good augury for the future. The American investing public appears to be convinced that equities are a good place to put money for the long term, when their prices are attractive, despite the recent volatility of the market averages. Portfolio Focus
    The Fund's strong performance for the fiscal year ended October 31, 1997 was achieved by adhering to a disciplined investment process which emphasizes stocks that are undervalued and/or have improving earnings momentum. In addition, this disciplined approach neutralizes unnecessary investment risks by being sector and industry neutral and fully invested.
    The five best performing stocks in the second half of this fiscal year were Noble Drilling (+105%), Dell Computer (+91%), Compaq Computer (+87%), Halliburton (+70%), and Guidant (+69%). However, it is equally important to remember that with 181 names as of October 31, 1997, the portfolio remains highly diversified and the top ten holdings account for less than 20% of assets.
    We thank you for entrusting us with assets to manage on your behalf. We will maintain our disciplined approach in an effort to continue bringing you rewarding returns.
                              Sincerely,

                          [Bert J. Mullins signature logo]

                              Bert J. Mullins
                              Portfolio Manager
November 18, 1997
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid.
**SOURCE: LIPPER ANALYTICAL SERVICES, INC. - Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

DREYFUS DISCIPLINED STOCK FUND
OCTOBER 31, 1997
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS DISCIPLINED STOCK FUND RETAIL SHARES AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX

$50,522
Dreyfus Disciplined
Stock Fund
(Retail Shares)
Dollars
$49,283
Standard & Poor's 500
Composite Stock
Price Index*
*Source: Lipper Analytical Services, Inc.
Average Annual Total Returns

                 Institutional Shares                                           Retail Shares
---------------------------------------------------            -------------------------------------------------
Period Ended 10/31/97                                          Period Ended 10/31/97
---------------------                                          ---------------------
1 Year                                        32.12%           1 Year                                     32.32%
From Inception (4/6/94)                       23.74            5 Years                                    19.98
                                                               From Inception (12/31/87)                  17.89

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Retail shares of Dreyfus Disciplined Stock Fund on 12/31/87 (Inception Date) to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. All dividends and capital gain distributions are reinvested. Performance for Institutional shares will vary from the performance of Retail shares shown above due to differences in charges and expenses.
The Dreyfus Disciplined Stock Fund seeks investment returns (including capital appreciation and income) consistently superior to the Standard & Poor's 500 Composite Stock Price Index by investing in a broadly diversified list of equity securities generated by the application of quantitative security selection and risk control techniques. The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS DISCIPLINED STOCK FUND
STATEMENT OF INVESTMENTS                                                                                           OCTOBER 31,1997
Common Stocks-98.9%                                                                            Shares                   Value
                                                                                           _______________         _______________
       Basic Industries-4.2%  Cytec Industries                                                      89,700 (a)     $     4,372,875
                              duPont (EI) de Nemours                                               136,000               7,735,000
                              FMC                                                                   56,300 (a)           4,549,744
                              Fort James                                                           302,000              11,985,625
                              Great Lakes Chemical                                                  79,900               3,755,300
                              Lubrizol                                                              73,800               2,841,300
                              Mead                                                                  72,200               4,368,100
                              Morton International                                                 144,800               4,778,400
                              Oakwood Homes                                                         86,600               2,278,662
                              Owens-Illinois                                                        66,400 (a)           2,290,800
                              Potash Corp. Saskatchewan                                             58,300               4,776,956
                              Praxair                                                              102,900               4,482,581
                              Rohm & Haas                                                           42,900               3,574,106
                              Sealed Air                                                            47,100 (a)           2,428,594
                                                                                                                   _______________
                                                                                                                        64,218,043
                                                                                                                   _______________
      Capital Spending-24.5%  Adaptec                                                               97,000 (a)           4,698,437
                              AlliedSignal                                                         164,000               5,904,000
                              Altera                                                                68,400 (a)           3,035,250
                              Applied Materials                                                    108,100 (a)           3,607,838
                              BMC Software                                                          57,500 (a)           3,471,562
                              Bay Networks                                                         130,200 (a)           4,117,575
                              Browning-Ferris Industries                                           119,800               3,893,500
                              Cadence Design System                                                113,800 (a)           6,059,850
                              Case                                                                  94,100               5,628,356
                              Caterpillar                                                          147,700               7,569,625
                              Cisco Systems                                                        164,700 (a)          13,510,547
                              Compaq Computer                                                      226,800 (a)          14,458,500
                              Computer Associates International                                    120,700               8,999,694
                              Cummins Engine                                                        71,600               4,363,125
                              Dell Computer                                                         71,800 (a)           5,752,975
                              EMC                                                                  113,400 (a)           6,350,400
                              Eaton                                                                109,400              10,570,775
                              General Dynamics                                                      49,200               3,994,425
                              General Electric                                                     695,900              44,929,044
                              Grainger (W.W.)                                                       34,300               2,999,106
                              Gulfstream Aerospace                                                 135,500 (a)           3,929,500
                              HBO & Co.                                                            115,900               5,041,650
                              Hewlett-Packard                                                       92,800               5,724,600
                              Ingersoll-Rand                                                       204,050               7,945,197
                              Intel                                                                361,400              27,827,800
                              International Business Machines                                      234,300              22,976,044
                              Linear Technology                                                     50,300               3,162,612
                              Lockheed Martin                                                       94,127               8,947,948
                              Lucent Technologies                                                  159,100              13,115,806
                              Maxim Integrated Products                                             71,700 (a)           4,750,125
                              Microsoft                                                            238,100 (a)          30,953,000
                              Northrop Grumman                                                      35,200               3,845,600
                              Omnicom Group                                                         68,300               4,823,688
                              Oracle                                                               281,400 (a)          10,068,844

DREYFUS DISCIPLINED STOCK FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                               OCTOBER 31,1997
Common Stocks (continued)                                                                       Shares                  Value
                                                                                           _______________         _______________
Capital Spending (continued)  Parametric Technology                                                126,500 (a)    $      5,581,813
                              Raychem                                                               66,100               5,986,181
                              Raytheon                                                             125,400               6,802,950
                              Storage Technology                                                    88,200 (a)           5,176,237
                              Sun Microsystems                                                     114,600 (a)           3,925,050
                              Tellabs                                                              114,500 (a)           6,183,000
                              Texas Instruments                                                     47,900               5,110,331
                              United Technologies                                                  117,300               8,211,000
                              Xerox                                                                123,400               9,787,163
                                                                                                                   _______________
                                                                                                                       373,790,723
                                                                                                                   _______________
     Consumer Cyclical-11.7%  American Greetings, Cl. A                                             65,500               2,272,031
                              Clear Channel Communications                                          58,200 (a)           3,841,200
                              Cox Communications, Cl A.                                            117,200 (a)           3,603,900
                              Dayton Hudson                                                        120,700               7,581,469
                              Dillard's, Cl. A                                                     127,800               4,904,325
                              Disney (Walt)                                                        183,271              15,074,040
                              Federated Department Stores                                          292,300 (a)          12,861,200
                              Ford Motor                                                           480,800              21,004,950
                              Gannett                                                               90,600               4,762,163
                              Gap                                                                  208,900              11,110,869
                              Goodyear Tire & Rubber                                                56,800               3,557,100
                              Lear                                                                  76,300 (a)           3,667,169
                              Liz Claiborne                                                        106,600               5,403,287
                              Magna International, Cl. A                                            68,900               4,538,787
                              Marriott International                                                97,600               6,807,600
                              New York Times, Cl. A.                                               157,000               8,595,750
                              Penney (J.C.)                                                        153,700               9,020,269
                              Promus Hotel                                                          73,400 (a)           2,880,950
                              Safeway                                                              162,900 (a)           9,468,563
                              Sears, Roebuck                                                       113,800               4,765,375
                              TJX Cos.                                                             337,000               9,983,625
                              Time Warner                                                          176,700              10,193,381
                              Wal-Mart Stores                                                      374,100              13,140,262
                                                                                                                   _______________
                                                                                                                       179,038,265
                                                                                                                   _______________
      Consumer Staples-11.2%  Avon Products                                                         60,800               3,982,400
                              CPC International                                                     40,300               3,989,700
                              Clorox                                                                88,400               6,188,000
                              Coca-Cola                                                            396,700              22,413,550
                              Coca-Cola Enterprises                                                145,200               4,083,750
                              Colgate-Palmolive                                                    126,000               8,158,500
                              ConAgra                                                              286,100               8,618,763
                              Dole Food                                                            101,500               4,497,719
                              Gillette                                                              84,800               7,552,500
                              Hershey Foods                                                         77,800               4,298,450
                              PepsiCo                                                              523,500              19,271,344
                              Philip Morris Cos.                                                   515,800              20,438,575
                              Procter & Gamble                                                     391,100              26,594,800

DREYFUS DISCIPLINED STOCK FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                               OCTOBER 31,1997
Common Stocks (continued)                                                                      Shares                   Value
                                                                                           _______________         _______________
Consumer Staples (continued)  Quaker Oats                                                          138,500        $      6,630,687
                              Ralston-Purina Group                                                  96,800               8,687,800
                              Unilever, N.V.                                                       297,700              15,889,737
                                                                                                                   _______________
                                                                                                                     171,296,275
                                                                                                                   _______________
                 Energy-9.2%  Baker Hughes                                                         122,800               5,641,125
                              British Petroleum, ADS                                               106,470               9,342,743
                              Chevron                                                              246,200              20,419,212
                              Coastal                                                              102,300               6,150,788
                              Columbia Gas System                                                   75,200               5,433,200
                              Exxon                                                                380,500              23,376,969
                              Halliburton                                                          101,000               6,022,125
                              Noble Drilling                                                       123,000 (a)           4,374,187
                              Phillips Petroleum                                                   183,100               8,857,463
                              Royal Dutch Petroleum , ADR                                          341,100              17,950,388
                              Texaco                                                               235,200              13,391,700
                              Tidewater                                                             47,500               3,120,156
                              USX-Marathon Group                                                   199,900               7,146,425
                              Valero Energy                                                        139,700               4,208,462
                              YPF Sociedad Anonima, ADS                                            131,500               4,208,000
                                                                                                                   _______________
                                                                                                                       139,642,943
                                                                                                                   _______________
           Health Care-11.0%  American Home Products                                               176,100 (a)          13,053,413
                              Becton, Dickinson                                                     97,600               4,495,700
                              Boston Scientific                                                     65,700 (a)           2,989,350
                              Bristol-Myers Squibb                                                 230,600              20,235,150
                              Columbia/HCA Healthcare                                              132,600               3,745,950
                              Elan, ADS                                                             91,600 (a)           4,568,550
                              Guidant                                                              100,400               5,773,000
                              Health Management Association                                        164,100 (a)           3,999,937
                              Johnson & Johnson                                                    277,500              15,921,563
                              Lilly (Eli)                                                          342,600              22,911,375
                              Merck & Co                                                           113,900              10,165,575
                              Pfizer                                                               265,400              18,777,050
                              PhyCor                                                                82,500 (a)           1,902,656
                              Schering-Plough                                                      284,400              15,944,175
                              SmithKline Beecham, ADS                                               73,300               3,490,912
                              United Healthcare                                                     81,100               3,755,944
                              Warner-Lambert                                                        91,400              13,087,338
                              Wellpoint Health Networks                                             51,700               2,365,275
                                                                                                                   _______________
                                                                                                                       167,182,913
                                                                                                                   _______________
    Interest Sensitive-16.1%  ACE Limited                                                           69,900               6,496,331
                              Ahmanson (H F) & Co.                                                  94,800               5,593,200
                              Allstate                                                             166,730              13,828,169
                              Ambac Financial Group                                                 99,600               4,208,100
                              Banc One                                                             269,100              14,026,838
                              BankAmerica                                                          313,500              22,415,250
                              BankBoston                                                            80,380               6,515,804

DREYFUS DISCIPLINED STOCK FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                               OCTOBER 31,1997
Common Stocks (continued)                                                                      Shares                   Value
                                                                                           _______________         _______________
Interest Sensitive(continued) Bankers Trust NY                                                      60,700        $      7,162,600
                              Bear Stearns Cos.                                                     77,767               3,086,378
                              CIGNA                                                                 57,700               8,957,925
                              Chase Manhattan                                                      189,040              21,810,490
                              Countrywide Credit Industries                                        114,700               3,935,644
                              Fannie Mae                                                           317,500              15,378,906
                              First Chicago NBD                                                    227,584              16,556,736
                              General Re                                                            21,600               4,259,250
                              Hartford Financial Services Group                                     89,600               7,257,600
                              Lehman Brothers Holdings                                              86,500               4,070,906
                              Merrill Lynch                                                        135,300               9,149,662
                              Old Republic International                                            97,350               3,480,263
                              PMI Group                                                             64,000               3,868,000
                              PNC Bank                                                             372,900              17,712,750
                              Providian Financial                                                   79,700               2,948,900
                              Salomon                                                              116,600               9,058,362
                              SouthTrust                                                           153,400               7,363,200
                              Summit Bancorp                                                       125,450               5,355,147
                              SunAmerica                                                           152,250               5,471,484
                              Travelers Group                                                      145,200              10,164,000
                              Union Planters                                                        81,100               4,810,244
                                                                                                                   _______________
                                                                                                                       244,942,139
                                                                                                                   _______________
        Mining & Metals-1.0%  Alumax                                                                50,900 (a)           1,654,250
                              Aluminum Co. of America                                               53,200               3,883,600
                              Freeport McMoRan Cooper & Gold, Cl. B.                               170,100               4,061,138
                              Phelps Dodge                                                          44,900               3,339,437
                              USX-U.S. Steel Group                                                  85,500               2,907,000
                                                                                                                   _______________
                                                                                                                        15,845,425
                                                                                                                   _______________
         Transportation-1.6%  Canadian Pacific                                                     309,700               9,232,931
                              Continental Airlines, Cl. B                                          151,200 (a)           6,539,400
                              Illinois Central                                                     177,900               6,337,688
                              Northwest Airlines, Cl. A                                             59,200 (a)           2,664,000
                                                                                                                   _______________
                                                                                                                        24,774,019
                                                                                                                   _______________
              Utilities-8.4%  Ameritech                                                            165,800              10,777,000
                              Bell Atlantic                                                        250,005              19,969,149
                              BellSouth                                                            345,500              16,346,469
                              CMS Energy                                                            91,300               3,332,450
                              Cable & Wireless, ADS                                                100,400               2,459,800
                              Centerior Energy                                                     274,500               3,568,500
                              Cincinnati Bell                                                      146,700               3,960,900
                              Entergy                                                              179,900               4,396,306
                              Florida Progress                                                     199,200               6,486,450
                              GPU                                                                  204,600               7,403,963
                              llinova                                                              152,100               3,384,225
                              LCI International                                                    124,400 (a)           3,218,850
                              SBC Communications                                                   252,400              16,058,950

DREYFUS DISCIPLINED STOCK FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                               OCTOBER 31,1997
Common Stocks (continued)                                                                      Shares                   Value
                                                                                           _______________         _______________
       Utilities (continued)  Telefonos de Mexico, Cl. L, ADS                                      180,700        $      7,815,275
                              Texas Utilities                                                      272,100               9,761,588
                              WorldCom                                                             269,500 (a)           9,061,937
                                                                                                                   _______________
                                                                                                                       128,001,812
                                                                                                                   _______________
                              TOTAL COMMON STOCKS
                                 (cost $1,232,945,973)                                                            $  1,508,732,557
                                                                                                                   ===============

                                                                                              Principal
Short-Term Investments-1.3%                                                                    Amount
                                                                                           _______________
      Repurchase Agreements;  Goldman Sachs & Company, Tri-Party
                                Repurchase Agreement, 5.67% dated
                                10/31/97 to be repurchased at $20,134,273
                                on 11/3/97, collateralized by $20,156,000
                                U.S. Treasury Notes, 57\8% due 7/31/99
                                (cost $20,124,764)                                         $    20,124,764        $     20,124,764
                                                                                                                   ===============
TOTAL INVESTMENTS (cost $1,253,070,737)                                                              100.2%       $  1,528,857,321
                                                                                                     =====         ===============
LIABILITIES, LESS CASH AND RECEIVABLES....................................                             (.2%)      $     (3,063,667)
                                                                                                     =====         ===============
NET ASSETS................................................................                           100.0%       $  1,525,793,654
                                                                                                     =====         ===============
Notes to Statement of Investments:
    (a)  Non-income producing.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                               OCTOBER 31, 1997
                                                                                                 Cost                   Value
                                                                                           _______________         _______________
ASSETS:                       Investments in securities-See Statement of Investments      $  1,253,070,737        $  1,528,857,321
                              Cash.......................................                                               18,711,578
                              Receivable for investment securities sold..                                                3,949,131
                              Receivable for shares of Capital Stock subscribed                                          2,948,572
                              Dividends and interest receivable                                                          1,844,612
                                                                                                                   _______________
                                                                                                                     1,556,311,214
                                                                                                                   _______________
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates                                              1,275,448
                              Due to Distributor.........................                                                    4,016
                              Payable for investment securities purchased                                               22,178,608
                              Payable for shares of Capital Stock redeemed                                               7,059,488
                                                                                                                   _______________
                                                                                                                        30,517,560
                                                                                                                   _______________
NET ASSETS..................................................................                                      $  1,525,793,654
                                                                                                                   ===============
REPRESENTED BY:               Paid-in capital............................                                         $  1,088,518,803
                              Accumulated undistributed investment income-net                                            3,458,748
                              Accumulated net realized gain (loss) on investments                                      158,029,519
                              Accumulated net unrealized appreciation (depreciation) on
                                investments-Note 3                                                                     275,786,584
                                                                                                                   _______________
NET ASSETS..................................................................                                        $1,525,793,654
                                                                                                                   ===============
                                                  NET ASSET VALUE PER SHARE
                                                _____________________________
                                                                                             Institutional              Retail
                                                                                                Shares                  Shares
                                                                                           _______________         _______________
Net Assets..................................................................              $     43,617,285        $  1,482,176,369
Shares Outstanding..........................................................                     1,329,789              45,214,062
NET ASSET VALUE PER SHARE...................................................                        $32.80                  $32.78
                                                                                                     =====                   =====
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED STOCK FUND
STATEMENT OF OPERATIONS                                                                                YEAR ENDED OCTOBER 31, 1997
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $222,197 foreign taxes
                                     withheld at source)....................                 $  20,021,214
                                 Interest...................................                     1,457,909
                                                                                           _______________
                                       Total Income.........................                                         $  21,479,123
EXPENSES:                        Management fee-Note 2(a)...................                    10,968,122
                                 Distribution fees (Institutional shares)-Note 2(b)                                        104,558
                                 Loan commitment fees-Note 4................                        12,469
                                                                                           _______________
                                       Total Expenses.......................                                            11,085,149
                                                                                                                   _______________
INVESTMENT INCOME-NET.......................................................                                            10,393,974
                                                                                                                   _______________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 3:
                                 Net realized gain (loss) on investments....                  $162,472,833
                                 Net realized gain (loss) on financial futures                  (3,908,442)
                                                                                           _______________
                                       Net Realized Gain (Loss).............                                           158,564,391
                                 Net unrealized appreciation (depreciation) on investments                             147,563,021
                                                                                                                   _______________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                           306,127,412
                                                                                                                   _______________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                          $316,521,386
                                                                                                                   ===============
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                             Year Ended              Year Ended
                                                                                          October 31, 1997        October 31, 1996*
                                                                                          ________________        ________________
OPERATIONS:
  Investment income-net...................................................               $      10,393,974       $       7,354,549
  Net realized gain (loss) on investments.................................                     158,564,391              57,954,936
  Net unrealized appreciation (depreciation) on investments...............                     147,563,021              67,153,959
                                                                                          ________________        ________________
      Net Increase (Decrease) in Net Assets Resulting from Operations.....                     316,521,386             132,463,444
                                                                                          ________________        ________________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net:
    Institutional shares..................................................                        (188,268)               (255,975)
    Retail shares.........................................................                      (9,067,989)             (6,232,853)
  Net realized gain on investments:
    Institutional shares..................................................                      (1,492,485)               (515,099)
    Retail shares.........................................................                     (55,278,901)            (10,485,121)
                                                                                          ________________        ________________
      Total Dividends.....................................................                     (66,027,643)            (17,489,048)
                                                                                          ________________        ________________
CAPITAL STOCK TRANSACTIONS-Note 5:
  Net proceeds from shares sold:
    Institutional shares..................................................                   1,894,733,483               8,663,919
    Retail shares.........................................................                     982,425,217             528,257,385
  Dividends reinvested:
    Institutional shares..................................................                       1,577,637                 604,405
    Retail shares.........................................................                      56,777,928              14,311,078
  Cost of shares redeemed:
    Institutional shares..................................................                  (1,885,923,012)            (23,996,494)
    Retail shares.........................................................                    (603,753,842)           (228,187,217)
                                                                                          ________________        ________________
      Increase (Decrease) in Net Assets from Capital Stock Transactions...                     445,837,411             299,653,076
                                                                                          ________________        ________________
        Total Increase (Decrease) in Net Assets...........................                     696,331,154             414,627,472
NET ASSETS:
  Beginning of Period.....................................................                     829,462,500             414,835,028
                                                                                          ________________        ________________
  End of Period...........................................................               $   1,525,793,654       $     829,462,500
                                                                                          ================        ================
Undistributed investment income-net.......................................               $       3,458,748       $       2,321,031
                                                                                          ________________        ________________
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                            Shares
                                                                                         _________________________________________
                                                                                             Year Ended              Year Ended
                                                                                          October 31, 1997        October 31, 1996*
                                                                                          ________________        ________________
CAPITAL SHARE TRANSACTIONS-Note 5:
    Institutional Shares
    ___________________
    Shares sold............................................................                     62,998,458                 359,313
    Shares issued for dividends reinvested.................................                         58,497                  26,498
    Shares redeemed........................................................                    (62,544,960)             (1,025,776)
                                                                                          ________________        ________________
                                       Net Increase (Decrease) in Shares Outstanding               511,995                (639,965)
                                                                                          ================        ================
    Retail Shares
    _____________
    Shares sold............................................................                     32,661,202              21,523,328
    Shares issued for dividends reinvested.................................                      2,097,579                 622,751
    Shares redeemed........................................................                    (19,851,470)             (9,160,744)
                                                                                          ________________        ________________
                                       Net Increase (Decrease) in Shares Outstanding            14,907,311              12,985,335
                                                                                          ================        ================
*Effective July 15, 1996, Investor Class shares were redesignated as
Institutional shares and Class R shares were redesignated as Retail shares.
SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS DISCIPLINED STOCK FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                            Institutional Shares
                                                                               _____________________________________________

                                                                                            Year Ended October 31,
                                                                               _____________________________________________
PER SHARE DATA:                                                                1997        1996(1)       1995       1994(2,3)
                                                                              _____       _____         _____      _____
    Net asset value, beginning of period..................                   $26.64      $22.08        $18.54     $17.86
                                                                              _____       _____         _____      _____
    Investment Operations:
    Investment income-net.................................                      .23         .24           .28        .16
    Net realized and unrealized gain (loss)
      on investments......................................                     7.89        5.11          3.98        .66
                                                                              _____       _____         _____      _____
    Total from Investment Operations......................                     8.12        5.35          4.26        .82
                                                                              _____       _____         _____      _____
    Distributions:
    Dividends from investment income-net..................                     (.18)       (.23)         (.25)      (.14)
    Dividends from net realized gain on investments.......                    (1.78)       (.56)         (.47)         -
                                                                              _____       _____         _____      _____
    Total Distributions...................................                    (1.96)       (.79)         (.72)      (.14)
                                                                              _____       _____         _____      _____
    Net asset value, end of period........................                   $32.80      $26.64        $22.08     $18.54
                                                                              =====       =====         =====      =====
TOTAL INVESTMENT RETURN...................................                    32.12%      24.84%        23.96%      4.62%(4)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...............                     1.15%       1.15%         1.15%       .66%(4)
    Ratio of net investment income
      to average net assets...............................                      .68%       1.01%         1.36%       .74%(4)
    Portfolio Turnover Rate...............................                    68.87%      64.47%        60.00%    106.00%
    Average commission rate paid (5)......................                  $.0558       $.0485             -          -
    Net Assets, end of period (000's Omitted).............                 $43,617     $ 21,783      $ 32,189    $19,580
(1)  Effective July 15, 1996, Investor Class shares were redesignated as
     Institutional shares.
(2)  The Fund commenced selling Investor shares on April 6, 1994.
(3)  Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(4)  Not annualized.
(5)  For fiscal years beginning on November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED STOCK FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                             Retail Shares
                                                          ___________________________________________________
                                                                         Year Ended October 31,
                                                          ___________________________________________________
PER SHARE DATA:                                           1997       1996(1)     1995      1994(2,3)     1993
                                                         _____      _____       _____     _____         _____
    Net asset value, beginning of period.........       $26.65     $22.09     $ 18.54   $ 18.69        $17.21
                                                         _____      _____       _____     _____         _____
    Investment Operations:
    Investment income-net........................          .25       .28         .30        .26(4)        .30(5)
    Net realized and unrealized gain (loss)
      on investments.............................         7.92      5.13        4.02        .25          2.56
                                                         _____      _____       _____     _____         _____
    Total from Investment Operations.............         8.17      5.41        4.32        .51          2.86
                                                         _____      _____       _____     _____         _____
    Distributions:
    Dividends from investment income-net.........         (.26)     (.29)        (.30)     (.26)         (.31)
    Dividends from net realized gain on investments      (1.78)     (.56)        (.47)     (.40)        (1.07)
                                                         _____      _____       _____     _____         _____
    Total Distributions..........................        (2.04)     (.85)        (.77)     (.66)        (1.38)
                                                         _____      _____       _____     _____         _____
    Net asset value, end of period...............       $32.78     $26.65      $22.09   $ 18.54        $18.69
                                                         =====      =====       =====     =====         =====
TOTAL INVESTMENT RETURN..........................        32.32%     25.14%      24.33%     2.82%        17.46%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......          .90%       .90%        .90%      .90%(6)       .90%
    Ratio of net investment income
      to average net assets......................          .87%      1.23%       1.61%     1.54%         1.82%
    Portfolio Turnover Rate......................        68.87%     64.47%      60.00%   106.00%        64.00%
    Average commission rate paid (7).............       $.0558     $.0485           -         -             -
    Net Assets, end of period (000's Omitted)....   $1,482,176  $ 807,680   $ 382,646 $ 239,069       $92,955
(1)  Effective July 15, 1996, Class R shares were redesignated as Retail shares.
(2)  Effective October 17, 1994, the Fund's Trust shares were redesignated
     Class R shares.
(3)  Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(4)  Net investment income per share before reimbursement of expenses by the investment adviser was $.25 for the year ended October 31, 1994.
(5)  Net investment income per share before reimbursement of expenses by the investment adviser was $.24 for the year ended October 31, 1993.
(6)  Expense ratio before reimbursement of expenses by the adviser was .96%
     for the year ended October 31, 1994.
(7)  For fiscal years beginning on November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED STOCK FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Disciplined Stock Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering seventeen series including the Fund. The Fund's investment objective is to seek investment returns (including capital appreciation and income) consistently superior to the Standard & Poor's 500 Composite Stock Price Index by investing in a broadly diversified list of equity securities generated by the application of quantitative security selection and risk control techniques. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 245 million of $.001 par value Capital Stock. The Fund currently offers two classes of shares:
Institutional (80 million shares authorized) and Retail (165 million shares authorized). Retail shares are offered to any investor and Institutional shares are offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class.
    On December 2, 1997, shareholders approved a reorganization, effective December 15, 1997, where Institutional class and Retail class will be eliminated and the Fund will become a single class Fund.
    Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

DREYFUS DISCIPLINED STOCK FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    (d) Financial futures: The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
At October 31, 1997, there were no financial futures contracts outstanding.
    (e) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    On November 4, 1997, the Board of Directors declared dividends from net investment income for the Institutional shares and Retail shares in the amount of $.039 per share and $.059 per share, respectively, payable on November 5, 1997 to shareholders of record on November 4, 1997.
    (f) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each director receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

DREYFUS DISCIPLINED STOCK FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    (b) Distribution plan: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Institutional shares. The Retail shares bear no distribution fee. During the period ended October 31, 1997, the Fund was charged $104,558 for the Institutional shares pursuant to the Plan.
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
    As disclosed in NOTE 1, the shareholders approved a reorganization of the Fund in which the Fund became a single class fund effective December 15, 1997. Under the revised Distribution Plan, Fund shares will be charged .10% of the value of the Fund's average daily net assets to compensate the Distributor and Dreyfus Service Corporation for shareholder servicing activities and the Distributor for activities primarily intended for the sale of Fund shares.
    (c) Brokerage commissions: During the period ended October 31, 1997, the Fund incurred total brokerage commissions of $1,995,335, of which $232,780 was paid to Dreyfus Investment Services Corporation, a subsidiary of Mellon Bank.
NOTE 3- SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 1997 amounted to $1,198,662,787 and $807,580,633, respectively.
    At October 31, 1997, accumulated net unrealized appreciation on investments was $275,786,584 consisting of $289,465,638 gross unrealized appreciation and $13,679,054 gross unrealized depreciation.
    At October 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4-BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended October 31, 1997, the Fund did not borrow under the Facility.
NOTE 5-ACQUISITION OF COMMON TRUST ASSETS:
    On March 22, 1996, the Fund acquired all of the assets of the TBC Pooled Employee Equity Fund, a trust advised by a subsidiary of Mellon Bank. The acquisition was accomplished by an exchange of 538,998 Retail shares of the Fund's Capital Stock for cash, securities and assumption of liabilities of the trust totaling $13,097,649 which is included in net proceeds from shares sold on the Statement of Changes in Net Assets.
NOTE 6-LITIGATION:
    The Fund, along with certain related parties, are defendants in a class action lawsuit. Former retail class shareholders have asserted that the adoption of a distribution plan pursuant to Rule 12b-1 under the Act, with respect to the Fund's retail class, was in violation of the Act and common law. Although it is difficult to predict the ultimate outcome of this case, management believes, based on discussions with counsel, that any ultimate liability will not materially affect the financial position of the Fund.

DREYFUS DISCIPLINED STOCK FUND
INDEPENDENT AUDITOR'S REPORT
The Board of Directors and Shareholders
The Dreyfus/Laurel Funds, Inc.:
    We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Disciplined Stock Fund of The Dreyfus/Laurel Funds, Inc. as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodi an. As to securities purchased and sold, but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Disciplined Stock Fund of The Dreyfus/Laurel Funds, Inc. as of October 31, 1997, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years or periods indicated herein, in conformity with generally accepted accounting principles.




New York, New York
December 17, 1997
IMPORTANT TAX INFORMATION (UNAUDITED)
    For Federal tax purposes the Fund hereby designates $1.508 per share as a long-term capital gain distribution paid on December 26, 1996. The Fund also designates 58.90% of the ordinary dividends paid during the fiscal year ended October 31, 1997 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 1998 of the percentage applicable to the preparation of their 1997 income tax returns.



Registration Mark
[Dreyfus lion "d" logo]
DREYFUS DISCIPLINED STOCK FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940










Printed in U.S.A.                       328/728AR9710
Registration Mark
[Dreyfus logo]
Disciplined Stock
Fund
Annual Report
October 31, 1997